Redacted LoanID	LoanUID	Loan Number	Servicer	Borrower	Property State	Default Status	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Latest Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Summary Comment	As Of Date
6DC7214A-ACD2-46CD-ABB5-C0F5697A3377	xxx	xxx		xxx	PA	Current	6/1/2016			Curtailment of Income	Occupied by Unknown		Never				Never			Previously				No		No
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 FORECLOSURE: There is no evidence of foreclosure action on this loan.
 LOSS MITIGATION: A modification was completed on x/x/xxxx, effective x/x/xxxx. The mod terms included capitalization, and rate and term adjustments. The post-mod P&I is $XXX, UPB is $XXX, interest rate 7% and maturity date 12/1/2045..
 EXCEPTIONS: No exceptions were identified on this loan.
 PROPERTY CONDITION: There is no evidence of property damage.

9E2B0676-E95C-4FEF-9248-06BBDD1C0E04	xxx	xxx	xxx	xxx	MI	Current	9/15/2016	9/1/2015	11/24/2015		Not Determined		Never				Never			Never				No		Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.	The account was previously under a delinquent status; the delinquency was cured in 08/2016. The Reason for Default is not cited.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously under a delinquent status; the delinquency was cured in 08/2016. The Reason for Default is not cited.
8/31/2016
01347435-0C73-4B89-8F7A-18A6434D69DE	xxx	xxx	xxx	xxx	PA	Collections	7/22/2016			Illness	Not Determined		Never				Never			Never				No		Yes
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage
8/31/2016